Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2020
Fair Value Disclosures [Abstract]
Schedule of assumptions used for the models
	Ami Sagy*		US investors - 2019 agreement
	2020	2019	2020	2019
Probability	3%	3%	3%	3%

Expected volatility	71.19%	59.58%	70.78%	59.58%
Risk free interest rate	0.12%	1.62%	0.12%	1.62%
Expected term (years)	1.68	2.68	1.68	2.68

Schedule of level 3 anti-dilution instrument
	2020	2019
Opening balance as of beginning of year	$(68)	$(97)
Issuance	-	(100)
Exercise of anti-dilution derivatives	-	2,024
Gain (loss) from changes in fair value of financial instruments	40	(1,895)
Closing balance as of end of year	$(28)	$(68)

Schedule of level 3 wrrants
2019
Opening balance as of beginning of year	$-
Classification of warrants from equity to liability	(1,804)
Loss from changes in fair value of financial instruments	(1,335)
Classification of warrants from liability to equity	3,139
Closing balance as of end of year	$-